091-17895&

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
APR 30 2014
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

RECEIVED
2014 APR 30 PM 1:40
SEC / MR

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

14011135

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Tamara Schademann

Title: EVP, Chief Regulatory Officer

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:
Tamara Schademann

Date: April 29, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 30 2014

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGA EXCHANGE, INC.
COMMENCING ON APRIL 24, 2014

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BCHP	Trust	Investment Company Units	EGAI Developed Markets Blue Chip EM Access Index	Various World Markets	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGA EXCHANGE, INC.
COMMENCING ON APRIL 25, 2014

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BYLD	Trust	Investment Company Units	Morningstar U.S. Bond Market Yield-Optimized Index	Various U.S. Markets	Broad
OSMS	Corporation	Index Linked Notes	Barclays OFI SteelPath Midstream MLP Index	Various U.S. Markets	Broad

BATS
Making Markets Better®

April 29, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – EDGA Exchange, Inc.

Ms. Jackson,

On behalf of EDGA Exchange, Inc., enclosed please find two (2) executed Forms 19b-4(e) and 9 copies. The enclosed Forms 19b-4(e) contain information regarding one (1) derivative securities product that commenced trading on EDGA Exchange on April 24, 2014 and two (2) derivative securities products that commenced trading on EDGA Exchange on April 25, 2014. Please contact me if you have any questions in connection with this matter.

Sincerely,

Tamara Schademann

Tamara Schademann
EVP, Chief Regulatory Officer
913.815.7113

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 30 2014